Cover	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2026
Entity File Number	001-43419
Entity Registrant Name	Game Your Game, Inc.
Entity Central Index Key	0002111846
Entity Tax Identification Number	81-4611894
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	405 Waverley Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	415)
Local Phone Number	223-4630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GYGY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false